UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3632

                             Scudder Tax Free Trust
                             ----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Intermediate Tax/AMT Free Fund
Investment Portfolio as of February 28, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------

                                                                                             Principal
                                                                              Amount ($)      Value ($)
                                                                          -----------------------------
Municipal Investments 99.8%
Alabama 1.0%
Birmingham, AL, Medical Clinic Board Revenue, Baptist Medical
Center, ETM, 8.25%, 7/1/2005                                                   65,000           66,332
Birmingham, AL, Special Care Facilities Financing Authority
Revenue, Methodist Home for Aging, 5.0%, 3/1/2014, Colonial
Bank (b)                                                                    3,560,000        3,741,097
Lauderdale & Florence Counties, AL, Public Hospital Board
Revenue, ETM, 7.0%, 7/1/2007                                                  120,000          126,317
Maricopa County, AZ, Industrial Development Authority, Hospital
Facility Revenue, Samaritan Health Services, Series B, ETM,
6.0%, 12/1/2019 (a)                                                         3,590,000        4,229,451
West Jefferson, AL, Amusement & Public Park Authority,
Visionland Alabama Project, Prerefunded, 7.5%, 12/1/2008                      505,000          537,613
                                                                                           -----------
                                                                                             8,700,810

Alaska 1.8%
Anchorage, AK, General Obligation:
Series A, 5.5%, 6/1/2017 (a)                                                3,035,000        3,442,145
Series B, Prerefunded, 5.875%, 12/1/2014 (a)                                  365,000          417,027
North Slope Borough, AK, Other General Obligation, Series A,
Zero Coupon, 6/30/2006 (a)                                                 11,150,000       10,775,360
                                                                                           -----------
                                                                                            14,634,532

American Samoa 0.1%
Territory of American Samoa, General Obligation, 5.75%,
9/1/2005 (a)                                                                  495,000          502,583
                                                                                           -----------
Arizona 3.1%
Arizona, Health Facilities, Authority Hospital System Revenue,
Refunding, ETM, 6.25%, 9/1/2011 (a)                                           215,000          227,010
Arizona, School District General Obligation, School Facilities
Board Revenue:
Series B, 5.25%, 9/1/2017 (a)                                               2,500,000        2,816,000
5.5%, 7/1/2014                                                              4,000,000        4,481,440
Arizona, School Facilities Board Revenue, State School Trust,
Series A, 5.75%, 7/1/2015 (a)                                               3,500,000        4,033,785
Arizona, Water & Sewer Revenue, Water Quality, Series A,
5.375%, 10/1/2015                                                           2,500,000        2,805,775
Maricopa County, AZ, School District General Obligation,
Unified School District No.41, Gilbert School:
Zero Coupon, 1/1/2006 (a)                                                   2,925,000        2,867,816
Zero Coupon, 7/1/2006 (a)                                                   7,605,000        7,355,708
Yuma, AZ, Industrial Development Authority, Multi-Family
Mortgage Regency Apartments, Series A, 5.4%, 12/20/2017                     1,325,000        1,330,287
                                                                                           -----------
                                                                                            25,917,821

Arkansas 0.2%
Arkansas, University of Arkansas, University Revenues,
Series A, 5.0%, 11/1/2013 (a)                                               1,000,000        1,103,320
Drew County, AR, Public Facilities Board, Single Family
Mortgage, Series A-2, 7.9%, 8/1/2011                                           44,152           45,166
Fayetteville, AR, Public Facilities Board, Single Family
Mortgage, 7.25%, 4/1/2011                                                      40,000           40,152
Jefferson County, AR, Health Care Facilities, 1978 Conventional
Series, ETM, 7.4%, 12/1/2010 (a)                                              110,000          126,295
Stuttgart, AR, Public Facilities Board, Single Family Mortgage,
Series B, 7.75%, 9/1/2011                                                      33,483           33,509
                                                                                           -----------
                                                                                             1,348,442

California 12.5%
Anaheim, CA, General Obligation, Union High School District,
5.0%, 8/1/2016 (a)                                                          2,000,000        2,200,420
California, Department Water Resources Power Supply Revenue,
Series A, 5.5%, 5/1/2015 (a)                                               10,000,000       11,296,000
California, Electric Revenue, Central Valley Financing
Authority, Cogeneration Project, Carson Ice-General Project,
6.0%, 7/1/2009                                                                 70,000           72,380
California, Electric Revenue, Department of Water Resources
and Power Supply, Series A, 5.875%, 5/1/2016                                7,000,000        7,938,840
California, General Obligation, Economic Recovery, Series A,
5.25%, 7/1/2014 (a)                                                        10,000,000       11,235,300
California, Infrastructure & Economic Development Bank Revenue,
Clean Water, State Revolving Fund, 5.0%, 10/1/2017                          6,735,000        7,293,466
California, Infrastructure & Economic Development Bank Revenue,
Workers Compensation Relief Fund, Series A, 5.0%, 10/1/2015 (a)             7,000,000        7,658,910
California, State General Obligation:
5.0%, 2/1/2012                                                                625,000          663,262
5.0%, 2/1/2013                                                                550,000          594,990
5.0%, 10/1/2016                                                             3,000,000        3,201,720
5.25%, 2/1/2007                                                               275,000          288,159
5.25%, 2/1/2018                                                             5,000,000        5,424,500
5.5%, 10/1/2005                                                               100,000          101,882
6.0%, 4/1/2018                                                              1,700,000        2,008,516
6.3%, 9/1/2011                                                                250,000          291,345
6.75%, 3/1/2007                                                               500,000          539,245
6.75%, 8/1/2011                                                               200,000          237,952
7.0%, 3/1/2005                                                                100,000          100,040
7.2%, 5/1/2008                                                                 50,000           56,459
California, Water & Sewer Revenue, Series Y, 5.25%,
12/1/2016 (a)                                                               3,000,000        3,314,640
Emeryville, CA, Redevelopment Agency, Residential Mortgage,
ETM, 7.5%, 9/1/2011                                                           120,000          136,001
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor
Agency, Series A, ETM, 7.05%, 1/1/2009                                      7,275,000        8,400,515
Fresno, CA, Multi-Family Housing Revenue, Woodlands Apartments
Project, Series A, 6.65%, 5/20/2008                                           255,000          265,470
Long Beach, CA, Sales & Special Tax Revenue, Project Revenue,
Aquarium of the Pacific Project, Series A, ETM, 5.75%, 7/1/2005               480,000          485,952
Los Angeles County, CA, Public Works Financing Authority Lease
Revenue, Master Refunding Project, Series A, 5.0%, 12/1/2025 (a)            3,200,000        3,378,400
Los Angeles, CA, Community Redevelopment Agency, Angelus Plaza
Project, Series A, 7.4%, 6/15/2010                                          1,675,000        1,788,984
Los Angeles, CA, School District General Obligation, 5.5%,
7/1/2015 (a)                                                                4,000,000        4,509,440
Saddleback Valley,  CA, Unified School District, General
Obligation, 5.0%, 8/1/2023 (a)                                              5,460,000        5,790,385
San Bernardino, CA, State General Obligation, City Unified
School District, Refunding, 5.0%, 8/1/2016 (a)                              2,615,000        2,851,814
San Diego County, CA, Certificates of Participation, Edgemoor
Project & Regional System, 5.0%, 2/1/2017 (a)                               2,335,000        2,531,630
San Joaquin Hills, CA, Transportation/Tolls Revenue,
Transportation Corridor Agency, Toll Road Revenue, Series A,
Zero Coupon, 1/15/2012 (a)                                                    825,000          635,935
San Mateo, CA, State General Obligation, Union High School
District, Refunding, 5.0%, 9/1/2016 (a)                                     2,150,000        2,349,778
South Orange County, CA, Public Finance Authority, Special Tax
Revenue, Foothill Area, Series A, 5.25%, 8/15/2016 (a)                      6,260,000        6,920,743
Turlock, CA, Public Financing Authority Revenue, 5.25%,
9/1/2015                                                                       35,000           36,397
                                                                                           -----------
                                                                                           104,599,470

Colorado 1.7%
Arapahoe County, CO, Transportation/Toll Revenue, Capital
Improvement Trust Fund, Series E-470, Prerefunded, 6.9%,
8/31/2015                                                                     300,000          315,954
Aurora, CO, Centrtech Metropolitan District, Series C,
4.875%, 12/1/2028, BNP Paribas (b)                                          1,280,000        1,340,365
Aurora, CO, Single Family Mortgage Revenue, Series A,
7.3%, 5/1/2010                                                                 20,000           20,631
Boulder County, CO, Community Hospital Project Revenue, ETM,
7.0%, 7/1/2009                                                                135,000          147,209
Colorado, Health Facilities Authority Revenue, Weld County General
Hospital Project, ETM, 9.375%, 7/1/2009                                       120,000          137,549
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage,
Series C-3, 5.7%, 10/1/2021                                                   690,000          690,807
Colorado, Housing Finance Authority, Single Family Program:
Series A, 4.75%, 11/1/2005                                                      5,000            5,015
Series A-3, 6.5%, 5/1/2016                                                    160,000          161,121
Series B-3, 6.55%, 5/1/2025                                                   199,000          200,401
Colorado, Transportation/Tolls Revenue, Regional Transportation
District Sales Tax, Series B, 5.5%, 11/1/2016 (a)                           5,000,000        5,633,650
Denver City & County, CO, Single Family Mortgage Revenue Home,
Metro Mayors Caucus, Series C, 5.0%, 11/1/2015                                 15,000           15,063
Interlocken Metropolitan District, CO, General Obligation,
Series A, 5.75%, 12/15/2019 (a)                                             2,200,000        2,405,348
Jefferson County, CO, General Obligation, School District
No. R-001, 5.0%, 12/15/2016 (a)                                             3,000,000        3,283,050
                                                                                           -----------
                                                                                            14,356,163

Connecticut 0.8%
Connecticut, Hospital & Healthcare Revenue, Windham Community
Memorial Hospital, Series C, 5.75%, 7/1/2011                                2,300,000        2,269,226
Connecticut, State General Obligation, Series A, 5.375%,
4/15/2016                                                                   4,000,000        4,444,160
                                                                                           -----------
                                                                                             6,713,386

Delaware 0.1%
Delaware, Economic Development Authority, Peninsula United,
Series A, 6.0%, 5/1/2009                                                       35,000           36,615
Delaware, Economic Development Authority, Wilmington Friends
School Project:
6.3%, 7/1/2005                                                                 70,000           70,415
6.3%, 7/1/2006                                                                 75,000           75,394
6.3%, 7/1/2007                                                                 80,000           80,357
6.3%, 7/1/2008                                                                 85,000           85,298
6.3%, 7/1/2009                                                                 90,000           90,334
6.3%, 7/1/2010                                                                 95,000           95,311
6.3%, 7/1/2011                                                                100,000          100,307
6.3%, 7/1/2012                                                                110,000          110,263
144A, 6.3%, 7/1/2013                                                          115,000          115,206
Wilmington, DE, Park Authority, Series B, ETM, 7.15%, 8/1/2006                100,000          100,072
                                                                                           -----------
                                                                                               959,572

District of Columbia 0.5%
District of Columbia, Water & Sewer Revenue, Public Utility
Revenue, 6.0%, 10/1/2013 (a)                                                3,630,000        4,264,960
                                                                                           -----------
Florida 1.0%
Broward County, FL, Water & Sewer Utility Revenue,
Prerefunded, 6.875%, 9/1/2008                                                 160,000          168,027
Dade County, FL, Aviation Revenue, Series E, 5.4%,
10/1/2007 (a)                                                                  50,000           51,814
Dade County, FL, Health Facilities Authority Hospital Revenue,
Baptist Hospital of Miami Project, Series A, 5.75%, 5/1/2021 (a)            4,500,000        5,181,030
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM,
6.75%, 11/15/2007                                                             310,000          339,087
Gainesville, FL, Utilities Systems Revenue, ETM, 6.3%,
10/1/2006                                                                      90,000           90,053
Hillsborough County, FL, Aviation Authority Revenue, Tampa
International Airport, Series B, 5.125%, 10/1/2017 (a)                      1,250,000        1,303,763
Orange County, FL, Health Facilities Authority Revenue, Advanced
Health Systems, ETM, 8.75%, 10/1/2009                                         665,000          758,153
St. John's County, FL, Industrial Development Authority, Industrial
Development Revenue, Series A, 5.5%, 3/1/2017 (a)                             185,000          199,412
                                                                                           -----------
                                                                                             8,091,339

Georgia 3.2%
Athens, GA, Water & Sewer Revenue, ETM, 6.2%, 7/1/2008                        425,000          465,592
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (a)                    1,000,000        1,107,690
Forsyth County, GA, School District General Obligation,
6.0%, 2/1/2014                                                              1,000,000        1,151,710
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue
Certificates, 5.25%, 1/1/2016 (a)                                           8,500,000        9,347,450
Georgia, State, General Obligation, 6.75%, 9/1/2010                         5,370,000        6,340,896
Georgia, State, General Obligation, Higher Education Revenue,
Series D, 5.75%, 10/1/2013                                                  5,000,000        5,671,150
Gwinnett County, GA, Multi-Family Housing Authority,
Singleton-Oxford Association, Series A, 5.5%, 4/1/2026                        920,000          940,452
Savannah, GA, Economic Development Authority Revenue, College of
Art & Design:
6.2%, 10/1/2009                                                             1,070,000        1,161,121
Prerefunded, 6.5%, 10/1/2013                                                  800,000          920,320
                                                                                           -----------
                                                                                            27,106,381

Hawaii 1.3%
Hawaii, Housing & Community Development, Multi-Family Revenue,
Sunset Villas:
5.7%, 7/20/2031                                                             1,090,000        1,147,214
5.75%, 1/20/2036                                                            2,395,000        2,524,115
Hawaii, State General Obligation, Series CI, 4.75%, 11/1/2008               7,050,000        7,498,239
                                                                                           -----------
                                                                                            11,169,568

Illinois 7.8%
Alton, IL, Hospital Facility Revenue, Alton Memorial Hospital
Project, ETM, 7.0%, 7/1/2005                                                   60,000           60,904
Belleville St. Clair County, IL, Single Family Mortgage Revenue,
ETM, 7.25%, 11/1/2009                                                          60,000           67,026
Chicago, IL, Core City General Obligation, Capital Appreciation
Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to
1/1/2016 (a)                                                                1,100,000          908,479
Chicago, IL, Higher Education Revenue, City Colleges, Zero
Coupon, 1/1/2014 (a)                                                       11,570,000        8,004,820
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (a)              5,000,000        3,900,050
Davis Junction, IL, Solid Waste Improvements, General Obligation:
Series B, 5.5%, 4/15/2010, BNP Paribas (b)                                    640,000          684,070
Series B, 5.875%, 4/15/2016, BNP Paribas (b)                                   60,000           64,818
Des Plaines, IL, Hospital Facility, Holy Family Hospital:
ETM, 7.0%, 1/1/2007                                                            65,000           68,426
ETM, 7.0%, 1/1/2007 (a)                                                        55,000           57,899
ETM, 7.0%, 1/1/2007 (a)                                                        75,000           78,952
Du Page County, IL, Special Services Area No.11, 6.75%,
1/1/2014                                                                      810,000          922,647
Du Page County, IL, Special Services Area No.26, Bruce Lake
Subdivision, General Obligation:
5.0%, 1/1/2013                                                                 65,000           67,609
5.15%, 1/1/2014                                                                65,000           67,387
5.25%, 1/1/2006                                                                45,000           45,907
5.25%, 1/1/2007                                                                45,000           46,770
5.25%, 1/1/2008                                                                50,000           52,573
5.25%, 1/1/2009                                                                50,000           52,979
5.25%, 1/1/2010                                                                55,000           58,732
5.25%, 1/1/2016                                                               150,000          154,902
5.375%, 1/1/2011                                                               60,000           64,370
5.5%, 1/1/2012                                                                 35,000           37,755
5.5%, 1/1/2019                                                                255,000          264,009
5.75%, 1/1/2022                                                               300,000          306,690
Fairfield, IL, Economic Development Authority, Wayne County Center
Project, 6.0%, 12/15/2005                                                      80,000           81,515
Granite City, IL, Hospital Facilities Revenue, ETM, 7.0%,
1/1/2008                                                                       95,000          101,759
Grayslake, IL, Multi-Family Housing, Country Squire Apartments
Project, Series A, 6.0%, 6/1/2005                                              70,000           70,094
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment
Revenue, Zero Coupon, 5/15/2006                                             8,500,000        8,130,505
Illinois, Development Finance Authority, Catholic Health,
Series A, 5.15%, 2/15/2006 (a)                                                765,000          781,960
Illinois, Development Finance Authority, Debt Restructure East
Saint Louis, 6.875%, 11/15/2005                                               145,000          149,322
Illinois, Development Finance Authority, Section 8, Series A,
5.2%, 7/1/2008 (a)                                                             40,000           41,233
Illinois, Educational Facilities, Authority Revenue Refunding
Augustana College:
4.6%, 10/1/2008                                                               135,000          141,114
Prerefunded, 5.0%, 10/1/2013                                                  280,000          299,468
Illinois, Health Facilities Authority, Michael Reese Hospital &
Medical Center, ETM, 6.75%, 12/1/2008                                         185,000          200,712
Illinois, Health Facilities Authority, Midwest Group Ltd.,
5.375%, 11/15/2008                                                            310,000          318,401
Illinois, Housing Development Authority, Multi-Family Program,
Series 3, 6.05%, 9/1/2010                                                     220,000          221,978
Illinois, State General Obligation:
Series First, Prerefunded, 5.75%, 6/1/2011 (a)                              3,000,000        3,382,530
Series First, Prerefunded, 6.0%, 1/1/2012 (a)                               3,305,000        3,743,012
Illinois, Transportation/Tolls Revenue, State Toll Highway
Authority, Series A, 5.5%, 1/1/2013 (a)                                     2,200,000        2,479,268
Palatine, IL, Tax Increment Revenue, Dundee Road Development
Project, Tax Allocation, 5.0%, 1/1/2015 (a)                                 9,030,000        9,471,567
Rockford-Concord Commons, IL, Housing Facility, Concord
Commons Project:
Series A, 5.55%, 11/1/2006                                                    115,000          117,486
Series A, 6.15%, 11/1/2022                                                  1,385,000        1,439,126
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013 (a)                                        3,865,000        2,715,781
Series A, Zero Coupon, 12/1/2014 (a)                                        4,000,000        2,661,960
Silvas, IL, Mortgage Revenue:
Series A, 4.9%, 8/1/2011                                                      955,000        1,022,184
Series A, 5.2%, 8/1/2017                                                    1,285,000        1,361,175
University of Illinois, Higher Education Revenue, Auxiliary
Facilities System:
Series A, 5.5%, 4/1/2015 (a)                                                3,860,000        4,396,965
Series A, 5.5%, 4/1/2016 (a)                                                3,580,000        4,086,427
Woodridge, IL, Multi-Family Revenue, Hawthorn Ridge Housing,
Series A, 5.65%, 12/20/2032                                                 1,510,000        1,557,927
                                                                                           -----------
                                                                                            65,011,243

Indiana 1.9%
Indiana, Health Facility Authority Revenue, Memorial Hospital,
5.125%, 2/15/2017                                                           1,250,000        1,299,025
Indiana, Toll Finance Authority, Toll Road Revenue, 5.0%,
7/1/2014                                                                    2,000,000        2,001,880
Indianapolis, IN, City Core General Obligation, Local
Improvements, Series B, 6.0%, 1/10/2013                                     3,000,000        3,410,040
Indianapolis, IN, State Agency Revenue Lease, Local Improvements,
Series D, 6.75%, 2/1/2014                                                   8,000,000        9,551,760
                                                                                           -----------
                                                                                            16,262,705

Iowa 0.3%
Iowa, Hospital & Healthcare Revenue, Finance Authority, 6.5%,
2/15/2007                                                                   2,000,000        2,123,060
                                                                                           -----------
Kansas 0.4%
Johnson County, KS, School District General Obligation, Unified
School District No.231, Series A, 5.25%, 10/1/2014 (a)                      2,220,000        2,498,499
McPherson, KS, Electric Utility Revenue, Prerefunded,
ETM, 5.9%, 3/1/2007                                                           800,000          844,440
Merriam, KS, Hospital Revenue, Shawnee Mission Medical Center,
ETM, 6.9%, 6/1/2005                                                            35,000           35,393
                                                                                           -----------
                                                                                             3,378,332

Kentucky 0.3%
Kentucky, State Revenue Lease, State Property and Buildings
Commission Revenue, Project No.68, Prerefunded, 5.75%,
10/1/2012                                                                   2,000,000        2,266,280
Kentucky, Turnpike Authority, Recovery Road Revenue:
ETM, 6.125%, 7/1/2007                                                         292,000          304,638
ETM, 6.625%, 7/1/2008                                                         150,000          160,131
                                                                                           -----------
                                                                                             2,731,049

Louisiana 1.7%
Iberia, LA, Single Family Mortgage Revenue, 7.375%, 1/1/2011                   50,000           50,636
Louisiana, Sales & Special Tax Revenue, Regional Transportation
Authority, Series A, 7.95%, 12/1/2013 (a)                                   2,815,000        3,693,421
Louisiana, State Health Education Authority, Lease Rent Revenue,
Tulane University Medical Center, ETM, 7.875%, 7/1/2009                       265,000          293,495
New Orleans, LA, Home Mortgage Authority, Special Obligation,
ETM, 6.25%, 1/15/2011                                                       3,694,000        4,209,535
Orleans, LA, Sales & Special Tax Revenue, Levee, District
Improvement Project, 5.95%, 11/1/2014 (a)                                   1,365,000        1,442,286
Shreveport, LA, General Obligation, Series A, 5.0%, 5/1/2016 (a)            2,000,000        2,189,360
Tensas Parish County, LA, General Obligation, Prerefunded,
7.0%, 9/1/2018                                                              1,760,000        1,939,749
                                                                                           -----------
                                                                                            13,818,482

Maryland 0.7%
Baltimore County, MD, Mortgage Revenue, Three Garden Village
Project, Series A, 4.8%, 1/1/2013                                             450,000          471,865
Maryland, State General Obligation, Series A, 5.5%, 3/1/2017                4,765,000        5,547,747
                                                                                           -----------
                                                                                             6,019,612

Massachusetts 2.1%
Boston, MA,  Deutsche Altenheim, Series A, 5.95%, 10/1/2018                   495,000          545,624
Massachusetts, Bay Transportation Authority Revenue, Unrefunded,
Series A, 5.75%, 7/1/2015                                                      85,000           94,919
Massachusetts, Bay Transportation Authority, Mass Revenue,
Prerefunded, Series A, 5.75%, 7/1/2015                                        915,000        1,030,363
Massachusetts, Development Finance Agency, Human Services Provider,
Seven Hills Foundation & Affiliate, 4.85%, 9/1/2013 (a)                       310,000          321,687
Massachusetts, Health & Educational Authority, Beth Israel
Hospital, ETM, 5.75%, 7/1/2006                                                 15,000           15,345
Massachusetts, Industrial Finance Agency, Higher Education,
Hampshire College Project, Prerefunded, 5.8%, 10/1/2017                     1,655,000        1,806,201
Massachusetts, State General Obligation:
Series D, 5.5%, 11/1/2015 (a)                                               1,000,000        1,140,250
Series B, 5.75%, 6/1/2009                                                   8,340,000        9,217,702
Series C, Prerefunded, 5.75%, 10/1/2015                                       250,000          281,510
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue,
Water Pollution Abatement Trust, Series A, 6.2%, 2/1/2010                      10,000           10,135
Somerville, MA, Multi-Family Housing Revenue, 4.6%, 11/20/2015              2,735,000        2,804,196
                                                                                           -----------
                                                                                            17,267,932

Michigan 5.1%
Battle Creek, MI, Economic Development, Kellogg Company Project,
5.125%, 2/1/2009                                                              170,000          173,709
Brighton, MI, School District General Obligation, Series II,
Zero Coupon, 5/1/2016 (a)                                                   5,000,000        3,103,650
Detroit, MI, Core City General Obligation:
Series B, 5.875%, 4/1/2013 (a)                                              2,410,000        2,723,228
Series B, 5.875%, 4/1/2014 (a)                                              2,555,000        2,887,073
Detroit, MI, General Obligation, Series A, Prerefunded, 6.7%,
4/1/2010                                                                      300,000          304,266
Detroit, MI, State General Obligation, Series A-1, 5.375%,
4/1/2016 (a)                                                                2,000,000        2,224,580
Hartland, MI, School District General Obligation, 5.375%,
5/1/2014                                                                    3,295,000        3,646,642
Michigan, Higher Education Facility Authority Revenue, Thomas M.
Colley Law School, 5.35%, 5/1/2015, First of America Bank (b)               1,200,000        1,252,224
Michigan, Hospital & Healthcare Revenue, Hospital Finance
Authority, Gratiot Community Hospital, 6.1%, 10/1/2007                        190,000          198,106
Michigan, Hospital & Healthcare Revenue, Hospital Finance
Authority, Mercy Mt. Clemens, Series A, 6.0%, 5/15/2014 (a)                 3,000,000        3,345,450
Michigan, Sales & Special Tax Revenue, State Trunk Line,
Series A, 5.5%, 11/1/2014 (a)                                               3,000,000        3,374,760
Michigan, State Agency Revenue Lease, Municipal Bond Authority,
Series A, Zero Coupon, 6/15/2006 (a)                                        4,750,000        4,600,185
Michigan, Strategic Fund Obligation, Ford Motor Credit, Series A,
ETM, 7.875%, 8/15/2005                                                         60,000           60,960
Michigan, Water & Sewer Revenue, Municipal Bond Authority,
5.375%, 10/1/2016                                                           6,670,000        7,443,053
Petoskey, MI, Hospital Finance Authority, ETM, 6.7%, 3/1/2007                 205,000          212,503
Romulus Township, MI, School District, Series II, Prerefunded,
Zero Coupon, 5/1/2022 (a)                                                  12,400,000        4,291,516
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital,
ETM, 7.5%, 11/1/2010                                                          175,000          198,268
Walled Lake, MI, School District General Obligation, 5.75%,
5/1/2013                                                                    2,000,000        2,233,160
                                                                                           -----------
                                                                                            42,273,333

Minnesota 0.7%
Minnesota, General Obligation, 5.0%, 8/1/2016                               3,000,000        3,252,120
Minnesota, White Earth Band of Chippewa Indians Revenue,
Series A, 7.0%, 12/1/2011 (a)                                               2,000,000        2,221,120
Rochester, MN, Saint Mary's Hospital, ETM, 5.75%, 10/1/2007                   190,000          198,324
                                                                                           -----------
                                                                                             5,671,564

Mississippi 1.0%
Corinth & Alcorn Counties, MS, Hospital Revenue, Magnolia
Regional Health Center Project, Series B, 5.125%, 10/1/2010                   515,000          532,963
Lee County, MS, Hospital Systems Revenue, North Mississippi
Medical Center Project, ETM, 6.8%, 10/1/2007                                  250,000          264,753
Lincoln County, MS, Hospital & Healthcare Revenue, Kings
Daughters Hospital, Series B, 5.5%, 4/1/2018 (a)                            1,345,000        1,433,568
Mississippi, Business Financial Corp., Mississippi Retirement
Facilities Revenue Refunding, Wesley Manor, Series A, 5.45%,
5/20/2034                                                                   2,695,000        2,846,513
Rankin County, MS, School District General Obligation, 5.25%,
2/1/2015 (a)                                                                2,845,000        3,186,343
                                                                                           -----------
                                                                                             8,264,140

Missouri 1.1%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue,
Mizpath Assisted Living, Series A, 5.25%, 12/20/2019                          165,000          175,860
Missouri, Development Financial Board, Recreation Facilities
Revenue, YMCA, Greater St. Louis, Series A, 4.75%, 9/1/2007, Bank
of America NA (b)                                                             170,000          177,497
Missouri, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Washington University, Series A, 5.5%,
6/15/2016                                                                   3,200,000        3,697,312
Missouri, Hospital & Healthcare Revenue, Lake Of The Ozarks
General Hospital, 6.0%, 2/15/2006                                             105,000          107,586
Missouri, Rehabilitation Center Project, Certificate of
Participation, Series A, 6.0%, 11/1/2015                                      100,000          102,130
Missouri, Water & Sewer Revenue, State Revenue Revolving Funds
Project, Series C, 5.375%, 7/1/2015                                         3,495,000        3,989,228
Springfield, MO, Law Enforcement Communication, Certificate of
Participation, 5.5%, 6/1/2010                                                  60,000           66,078
St. Louis, MO, Land Clearance Redevelopment Authority, Westminster
Place Apartments, Series A, 5.95%, 7/1/2022                                   450,000          470,781
                                                                                           -----------
                                                                                             8,786,472

Montana 0.0%
Missoula County, MT, Hospital Revenue, ETM, 7.125%, 6/1/2007 (a)              182,000          191,513
                                                                                           -----------
Nebraska 0.3%
Nebraska, Investment Finance Authority, Multi-Family Housing,
Tara Hills Villa, 4.875%, 1/1/2008                                            450,000          464,175
Omaha, NE, School District General Obligation, Series A,
6.5%, 12/1/2013                                                             1,500,000        1,833,660
                                                                                           -----------
                                                                                             2,297,835

Nevada 1.0%
Clark County, NV, School District General Obligation, Building
and Renovation, Series B, 6.5%, 6/15/2007 (a)                               7,000,000        7,576,870
Nevada, Housing Division, Single Family Mortgage:
Series B-1, 4.95%, 4/1/2012                                                   200,000          205,752
Series C-1, 5.45%, 4/1/2010                                                    95,000           95,746
Nevada, Housing Division, Single Family Program, Series B-1, 6.2%,
10/1/2015                                                                     155,000          158,050
                                                                                           -----------
                                                                                             8,036,418

New Hampshire 0.2%
Manchester, NH, Housing & Redevelopment Revenue Authority:
4.85%, 1/1/2007                                                               130,000          134,013
4.9%, 1/1/2008                                                                145,000          151,238
5.55%, 1/1/2018                                                               185,000          192,816
New Hampshire, Senior Care Revenue, Higher Educational and Health
Facilities Revenue, Catholic Charities, Series A, 5.75%,
8/1/2011                                                                    1,300,000        1,329,159
                                                                                           -----------
                                                                                             1,807,226

New Jersey 2.4%
Carlstadt, NJ, Sewer Authority, Sewer Revenue, 5.25%, 1/1/2007                 38,000           39,045
New Jersey, Economic Development Authority Revenue, Cigarette
Tax:
5.0%, 6/15/2013 (a)                                                         5,000,000        5,430,350
5.375%, 6/15/2014                                                           2,280,000        2,483,376
New Jersey, Economic Development Authority Revenue, School                  2,000,000        2,150,240
Facilities Construction, Series I, 5.25%, 9/1/2024 New Jersey, Sales & Special
Tax Revenue, Transportation Trust Fund:
Series B, 6.5%, 6/15/2011 (a)                                                  85,000          100,581
Series B, 6.5%, 6/15/2011 (a)                                                 140,000          164,399
New Jersey, State Transport Trust Fund Authority, Transportation            2,790,000        3,119,890
System, Series A, 5.25%, 12/15/2014 (a)(c)
New Jersey, Transportation/Tolls Revenue, Federal Transportation
Administration Grants:
Series B, 5.75%, 9/15/2013 (a)                                              2,760,000        3,128,570
Series B, 6.0%, 9/15/2015 (a)                                                 500,000          573,095
New Jersey, Transportation/Tolls Revenue, State Highway
Authority, Garden State Parkway, 5.5%, 1/1/2014 (a)                         2,630,000        3,008,615
Secaucus, NJ, Municipal Utilities Authority, Sewer Revenue,
ETM, 6.875%, 12/1/2008                                                         35,000           37,786
                                                                                           -----------
                                                                                            20,235,947

New Mexico 0.2%
Albuquerque, NM, Collateralized Mortgage Obligation, Class B-2,
Zero Coupon, 5/15/2011 (a)                                                    669,000          423,517
Bernalillo County, NM, Multi-Family Revenue, Sunchase Apartments,
Series A, 4.6%, 11/1/2025                                                   1,130,000        1,133,921
New Mexico, Mortgage Finance Authority, Single-Family Mortgage
Program:
Series F-3, 5.5%, 7/1/2017                                                     85,000           89,172
Series F-3, 5.6%, 7/1/2028                                                    195,000          200,897
                                                                                           -----------
                                                                                             1,847,507

New York 10.4%
East Rochester, NY, Housing Authority Revenue, St. Johns Meadow,
Series A, 5.125%, 8/1/2018                                                    600,000          625,452
New York, Dormitory Authority, Lease Revenue, Court Facilities:
Series A, 5.25%, 5/15/2011                                                  1,240,000        1,357,490
Series A, 5.75%, 5/15/2014                                                  3,715,000        4,188,254
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (a)                                                          945,000          982,838
6.1%, 8/1/2041 (a)                                                          1,000,000        1,127,760
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%,
7/1/2018 (a)                                                                  450,000          482,224
New York, Dormitory Revenue Authority, State University Education
Facilities, 5.0%, 5/15/2010                                                   300,000          318,288
New York, Higher Education Revenue, University Adult Facilities,
Series B, 5.75%, 5/15/2013 (a)                                              1,400,000        1,593,256
New York, Metropolitan Transportation Authority Revenue, Series A,
5.5%, 11/15/2014 (a)                                                        5,000,000        5,732,900
New York, Sales & Special Tax Revenue, Thruway Authority, Series A,
5.5%, 3/15/2015                                                             3,365,000        3,715,027
New York, State General Obligation Lease, Metropolitan
Transportation Authority, Transit Facilities Revenue, Series O,
ETM, 5.75%, 7/1/2007                                                        1,975,000        2,117,931
New York, Transportation/Tolls Revenue, Thruway Authority Service
Contract, Local Highway and Bridge Project, 5.5%, 4/1/2011 (a)              2,500,000        2,791,125
New York, NY, Core City General Obligation:
Series B, 5.75%, 8/1/2015                                                   5,000,000        5,612,750
Series I, 6.25%, 4/15/2006                                                  1,000,000        1,040,480
Series G, 6.75%, 2/1/2009                                                   5,000,000        5,640,800
Series B, 7.25%, 8/15/2007                                                  2,900,000        3,198,932
New York, NY, General Obligation:
Series I, 5.0%, 8/1/2018                                                    6,000,000        6,348,660
Series J, 5.25%, 5/15/2015 (a)                                              4,000,000        4,437,240
Series A, 5.5%, 8/1/2014                                                   10,000,000       11,095,300
New York, NY, Industrial Development Agency, College of
Aeronautics Project, 5.2%, 5/1/2009                                           205,000          216,581
New York, NY, State Agency General Obligation Lease, Tobacco
Settlement Funding Corp, Series A-1, 5.5%, 6/1/2018                        10,000,000       11,099,100
New York, NY, Transitional Finance Authority, NYC Recovery,
Series 3, 1.82%*, 11/1/2022                                                 2,685,000        2,685,000
Oneida County, NY, Industrial Development Agency Revenue, Civic
Facilities, 5.0%, 3/1/2014, Marine Midland Bank (b)                           600,000          622,830
Onondaga County, NY, Industrial Development Agency, Civic Facilities
Revenue, Lemoyne College Project, Series A, 5.0%, 3/1/2007                    180,000          186,538
Syracuse, NY, Housing Authority, Lorretto Rest Homes, Series A,
5.0%, 8/1/2007                                                                495,000          508,068
Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015              8,000,000        8,772,000
Triborough Bridge & Tunnel Authority,  NY, Convention Center
Project, Series E, 7.25%, 1/1/2010                                            270,000          301,560
Yates County, NY, Industrial Development Agency, Soldiers & Sailors
Memorial Hospital, Series A, 5.5%, 2/1/2019, Federal Home Loan
Bank (b)                                                                      110,000          111,598
                                                                                           -----------
                                                                                            86,909,982

North Carolina 0.8%
North Carolina, Electric Revenue, Municipal Power Agency,
Series F, 5.5%, 1/1/2016                                                    1,000,000        1,077,380
North Carolina, Electric Revenue, Power Agency No.1 Catawba
Electric, 7.25%, 1/1/2007 (a)                                               5,000,000        5,397,650
North Wilkesboro, NC, Housing Development Corp., Multi-Family
Revenue, Wilkes Tower, Series A, 6.35%, 10/1/2022                             200,000          204,284
Wake County, NC, Hospital Revenue, ETM, 6.25%, 1/1/2008                       130,000          137,378
                                                                                           -----------
                                                                                             6,816,692

North Dakota 0.2%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013 (a)             1,250,000        1,345,625
                                                                                           -----------
Ohio 1.1%
Franklin County, OH, Hospital & Healthcare Revenue, Ohio
Presbyterian Services:
5.15%, 7/1/2007                                                             1,000,000        1,026,200
5.4%, 7/1/2010                                                                750,000          775,965
Jefferson County, OH, General Obligation, 6.625%, 12/1/2005 (a)                45,000           46,376
Lucas-Palmer Housing Development Corp., OH, Mortgage Revenue,
Palmer Gardens Section 8, Series A, 5.9%, 7/1/2007 (a)                        120,000          123,131
Ohio, Capital Corp. for Housing Mortgage Revenue, Section 8,
Series D, 5.55%, 8/1/2024                                                      80,000           80,301
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8,
Series A, 6.625%, 7/1/2022                                                    775,000          776,356
Ohio, Higher Education Revenue, University of Findlay Project,
5.75%, 9/1/2007                                                               375,000          388,129
Ohio, Industrial Development Revenue, Building Authority, Adult
Correction Facilities, Series A, 5.5%, 10/1/2013 (a)                        1,140,000        1,279,912
Ohio, Water & Sewer Revenue, Water Development Authority, Pure
Water Improvement Project, Series B, 5.5%, 6/1/2015 (a)                     2,280,000        2,616,619
Ohio, Water Development Authority, Pollution Control Facilities
Revenue, Republic Steel Project, ETM, 6.375%, 6/1/2007                         55,000           57,339
Sandusky County, OH, Health Care Facilities Revenue, Bethany
Place Retirement Center Project, 5.15%, 7/1/2009                               50,000           52,185
Stark County, OH, Health Care Facility, Rose Land Inc. Project:
5.3%, 7/20/2018                                                               850,000          903,805
5.35%, 7/20/2023                                                              940,000          995,272
                                                                                           -----------
                                                                                             9,121,590

Oklahoma 0.3%
Grand River, OK, Dam Authority Revenue, ETM, 6.25%, 11/1/2008                 425,000          444,643
McAlester, OK, Public Works Authority, ETM, 8.25%, 12/1/2005 (a)               60,000           62,649
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital
Authority, 5.75%, 8/15/2006                                                   105,000          109,454
Oklahoma, Housing Finance Agency, Multi-Family Housing,
Northpark & Meadowlane Project, 5.1%, 12/1/2007                               220,000          230,756
Oklahoma, Ordnance Works Authority, Ralston Purina Project,
6.3%, 9/1/2015                                                              1,500,000        1,604,040
                                                                                           -----------
                                                                                             2,451,542

Oregon 1.8%
Cow Creek Bank, OR, Umpqua Tribe of Indians, Series B,
5.1%, 7/1/2012 (a)                                                            815,000          833,207
Multnomah County, OR, School District General Obligation,
Series E, 5.625%, 6/15/2013                                                 1,645,000        1,863,176
Oregon, Department Transportation Highway, User Tax Revenue,
Series A, 5.25%, 11/15/2015                                                 3,000,000        3,355,080
Oregon, Sales & Special Tax Revenue, Department Administrative
Services, Lottery Revenue, Series B, 5.75%, 4/1/2013 (a)                    4,000,000        4,471,480
Washington & Clackamas Counties, OR, School District General
Obligation, 5.375%, 6/15/2017 (a)                                           4,000,000        4,430,200
                                                                                           -----------
                                                                                            14,953,143

Pennsylvania 5.2%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%,
12/1/2015 (a)                                                               3,370,000        3,774,063
Allegheny County, PA, Hospital Development Authority, North Hills
Passavant Hospital, ETM, 6.75%, 7/1/2005                                       45,000           45,640
Allegheny County, PA, Residential Finance Authority, Single Family
Mortgage, Series CC-2, 5.2%, 5/1/2017                                         115,000          121,663
Beaver County, PA, Industrial Development Authority, Health Care
Revenue, Providence Project, Series C, 4.85%, 5/20/2010                     1,405,000        1,464,867
Berks County, PA, Redevelopment Authority, Multi-Family Revenue,
Woodgate Associate Project, Series A, 5.15%, 1/1/2019                       1,610,000        1,651,522
Chester County, PA, Health & Education Facility, Immaculate
College:
5.0%, 10/15/2006                                                              265,000          265,477
5.0%, 10/15/2007                                                              310,000          310,496
5.1%, 10/15/2008                                                              120,000          120,169
5.125%, 10/15/2009                                                            230,000          230,281
5.3%, 10/15/2011                                                              280,000          280,285
Delaware County, PA, County General Obligation, 5.125%,
10/1/2014                                                                   4,200,000        4,536,084
Delaware County, PA, Housing Authority, Dunwood Village Project,
6.125%, 4/1/2020                                                              100,000          106,600
Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania,
Bridge Revenue, 5.25%, 7/1/2013                                             1,000,000        1,108,050
Erie, PA, Higher Education Building Authority, Gannon University
Project, Series E, 5.2%, 7/15/2016                                            800,000          822,136
Erie, PA, Higher Education Building Authority, Mercyhurst College
Project:
5.75%, 3/15/2012                                                              110,000          114,170
5.85%, 3/15/2017                                                              325,000          334,454
Fayette County, PA, Hospital Authority, Uniontown Hospital, 5.45%,
6/15/2007 (a)                                                                 340,000          358,003
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012                    80,000           87,752
Mount Lebanon, PA, Hospital Authority, ETM, 7.0%, 7/1/2006                     55,000           56,811
Pennsylvania, Delaware River Port Authority, ETM, 6.5%,
1/15/2011                                                                      90,000          100,906
Pennsylvania, General Obligation, Series 3, 5.0%, 9/1/2016                  4,000,000        4,368,360
Pennsylvania, Higher Education Revenue, Higher Educational
Facilities Authority, Ursinus College Project, 5.5%, 1/1/2007                 265,000          278,748
Pennsylvania, Higher Educational Facilities Authority, College &
University Revenue, University of the Arts, 5.5%, 3/15/2013 (a)               800,000          857,128
Pennsylvania, Higher Educational Facility Authority, Health
Services Revenue, Allegheny Delaware Valley Obligation:
Series A, 5.4%, 11/15/2007 (a)                                                350,000          370,500
Series C, 5.875%, 11/15/2018 (a)                                            1,450,000        1,538,174
Pennsylvania, Higher Educational Facility, Gwynedd Mercy
College, 5.0%, 11/1/2008                                                      435,000          445,105
Pennsylvania, Higher Educational Facility, University of the
Arts:
4.75%, 3/15/2005 (a)                                                          125,000          125,141
4.85%, 3/15/2006 (a)                                                          200,000          200,366
5.1%, 3/15/2009 (a)                                                           230,000          230,350
Pennsylvania, Higher Educational Facility, Ursinus College,
5.4%, 1/1/2006                                                                190,000          194,739
Pennsylvania, State General Obligation, Series First, 6.0%,
1/15/2013                                                                   5,500,000        6,282,925
Philadelphia, PA, Hospital & Higher Education Authority, Health
System, Series A, 5.375%, 1/1/2028                                          2,645,000        2,815,735
Philadelphia, PA, Industrial Development Authority, Elmira
Jefferies Memorial Home, Series A, 4.75%, 2/1/2008                            180,000          185,108
Philadelphia, PA, Industrial Development Authority, Jeanes
Physicians' Office, Series A, 9.375%, 7/1/2010                                430,000          430,555
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing
Revenue, Woodstock, 5.45%, 2/1/2023                                           700,000          720,867
Philadelphia, PA, School District General Obligation:
Series C, 5.75%, 3/1/2011 (a)                                                 500,000          562,235
Series C, 5.875%, 3/1/2013 (a)                                              1,000,000        1,130,240
Pittsburgh, PA, School District General Obligation, 5.25%,
9/1/2009 (a)                                                                2,000,000        2,178,560
Scranton and Lackawanna, PA, Hospital & Healthcare Revenue,
Health and Welfare Authority, Community Medical Center Project,
5.5%, 7/1/2008 (a)                                                          2,725,000        2,942,673
Scranton-Lackawanna Counties, PA, University of Scranton Project,
5.15%, 11/1/2011 (a)                                                          250,000          264,970
Williamsport, PA, Multi-Family Housing Authority, Series A,
5.25%, 1/1/2015 (a)                                                           980,000        1,026,540
                                                                                           -----------
                                                                                            43,038,448

Puerto Rico 0.3%
Puerto Rico, Public Finance Corp., Commonwealth Tax, Series A,
5.75%**, 8/1/2027, Government Development Bank for
Puerto Rico (b)                                                             2,550,000        2,836,238
                                                                                           -----------
South Carolina 1.7%
Columbia, SC, Waterworks & Sewer Systems Revenue, ETM,
7.75%, 1/1/2011                                                             3,105,000        3,572,147
South Carolina, Housing Finance & Development Authority,
Bryon Point Apartments Project, 5.7%, 6/1/2025                              2,290,000        2,306,442
South Carolina, Housing Finance & Development Authority,
Westbury Plantation, Series A, 6.05%, 7/1/2027                                305,000          305,302
South Carolina, Water & Sewer Revenue, Grand Strand Water and
Sewer Authority:
5.375%, 6/1/2015 (a)                                                        3,705,000        4,110,327
5.375%, 6/1/2016 (a)                                                        3,900,000        4,324,047
                                                                                           -----------
                                                                                            14,618,265

Tennessee 2.7%
Greeneville, TN, Health & Education Facility Board, Southern Advent
Hospital, ETM, 8.7%, 10/1/2009                                                225,000          257,512
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center
Hospital, ETM, 5.5%, 7/1/2013 (a)                                           3,305,000        3,727,181
Memphis and Shelby Counties, TN, Sports, Expo & Entertainment
Revenue, Sports Authority Memphis Arena Project, Series A,
5.5%, 11/1/2015 (a)                                                         3,545,000        3,996,775
Memphis, TN, Health, Education & Housing Facility Board,
Multi-Family Housing, Hickory Pointe Apartments Project,
Series A, 5.4%, 7/1/2010 (a)                                                  465,000          491,719
Nashville & Davidson Counties, TN, Electric Revenue, Series B,
5.5%, 5/15/2014                                                             3,535,000        4,036,652
Nashville & Davidson Counties, TN, Health & Education Facilities
Board, Home Inc. Project, Series A, Prerefunded, 9.0%,
10/1/2022                                                                     175,000          207,818
Nashville & Davidson Counties, TN, Health & Education Facilities
Board, Modal Health, 5.5%, 5/1/2023 (a)                                       570,000          606,229
Nashville & Davidson Counties, TN, Health & Education Facilities
Board, Open Arms Care Corp., 5.1%, 8/1/2016 (a)                             1,000,000        1,037,930
Nashville & Davidson Counties, TN, Health & Education Facility
Revenue Board, Multi-Family Housing, 5.2%, 2/1/2021                         1,570,000        1,610,286
Nashville & Davidson Counties, TN, Multi-Family Housing, Welch
Bend Apartments, Series A,  5.5%, 1/1/2027                                  1,600,000        1,656,224
Nashville & Davidson Counties, TN, Water & Sewer Revenue,
Series B, 5.25%, 1/1/2013 (a)                                               3,310,000        3,693,265
Shelby County, TN, Health Educational & Housing Facility Board,
Methodist Health Systems, 5.2%, 8/1/2013 (a)                                1,275,000        1,364,518
Shelby County, TN, Public Improvements, General Obligation,
Series B, 5.25%, 11/1/2006                                                     10,000           10,442
                                                                                           -----------
                                                                                            22,696,551

Texas 12.1%
Austin, TX, Electric Revenue, Zero Coupon, 11/15/2009 (a)                   5,775,000        4,945,883
Austin, TX, Water & Sewer Revenue, 5.75%, 5/15/2014 (a)                     2,800,000        3,128,244
Bexar County, TX, Housing Finance Corp., Multi-Family Housing
Revenue, American Opportunity Housing, Series A, 5.8%,
1/1/2031 (a)                                                                  200,000          209,704
Brownsville, TX, Electric Revenue, 6.25%, 9/1/2014 (a)                      6,500,000        7,616,375
Bryan, TX, Higher Education Authority, Educational Facilities
Revenue, Allen Academy Project:
Series A, ETM, 6.5%, 12/1/2006                                                 70,000           72,767
Series A, Prerefunded, 7.3%, 12/1/2016                                      1,315,000        1,436,322
Del Rio, TX, General Obligation:
5.55%, 4/1/2011 (a)                                                            45,000           47,389
5.65%, 4/1/2013 (a)                                                            95,000           99,611
5.75%, 4/1/2016 (a)                                                            45,000           47,034
5.75%, 4/1/2017 (a)                                                           185,000          193,035
6.5%, 4/1/2010 (a)                                                             95,000          103,162
7.5%, 4/1/2008 (a)                                                             95,000          106,558
7.5%, 4/1/2009 (a)                                                            145,000          162,278
Denison, TX, Hospital & Healthcare Revenue, Texoma Medical
Center, Inc. Project, 6.125%, 8/15/2012                                     1,000,000        1,030,740
Denison, TX, Hospital Authority, Texoma Medical Center, ETM,
7.125%, 7/1/2008                                                               70,000           75,315
Grand Prairie, TX, Municipal Utilities, Water & Sewer
Revenue, 6.5%, 4/1/2012 (a)                                                 1,000,000        1,062,770
Harris County, TX, General Obligation, Series A, Zero Coupon,
8/15/2006 (a)                                                               3,915,000        3,769,754
Houston, TX, Sewer Systems Revenue, ETM, 6.375%, 10/1/2008                    230,000          245,164
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015 (a)                                               8,250,000        9,242,805
Series B, Prerefunded, 5.75%, 12/1/2016 (a)                                 1,000,000        1,154,740
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems
Contract, Series J, 6.25%, 12/15/2013 (a)                                   2,500,000        2,947,650
Jefferson County, TX, Health Facilities Development Corp.,
Baptist Hospitals, 5.2%, 8/15/2021 (a)                                        375,000          395,250
Lewisville, TX, Combination Contract Revenue, General
Obligation, 5.625%, 9/1/2017 (a)                                            3,545,000        3,801,374
North East, TX, School District, General Obligation, 6.0%,
2/1/2015                                                                    4,575,000        5,192,442
Northeast, TX, Hospital Authority Revenue, ETM, 8.0%, 7/1/2008                355,000          387,273
Northern, Texas, Health Facilities Development Corp., United Regional
Health Care Systems Project, 5.0%, 9/1/2014 (a)                             5,750,000        6,078,957
Northside, TX, Independent School District, General Obligation,
5.0%, 2/15/2015                                                             2,160,000        2,346,775
Odessa, TX, Housing Finance Corp., Single Family Mortgage,
Series A, 8.45%, 11/1/2011                                                    183,995          184,290
Plano, TX, School District, General Obligation, 5.25%,
2/15/2014                                                                   4,625,000        5,084,633
Robstown, TX, Electric Light & Power Revenue:
6.0%, 12/1/2005                                                               100,000          100,851
6.0%, 12/1/2006                                                               100,000          100,851
Tarrant County, TX, Health Facility, South Central Nursing,
Series A, 6.0%, 1/1/2037 (a)                                                  140,000          152,635
Tarrant County, TX, Housing Finance Corp., Multi-Family Housing,
Summit Project, Series A, 5.08%, 9/1/2027                                   1,510,000        1,540,230
Texarkana, TX, Housing Finance Corp., Summerhill, Series A,
5.55%, 1/20/2007                                                               65,000           65,164
Texas, Department Housing & Community Affairs, Single Family
Revenue, Series E, 6.0%, 9/1/2017 (a)                                         670,000          699,728
Texas, Electric Revenue, Lower Colorado River Authority,
Series A, 5.875%, 5/15/2014 (a)                                             2,500,000        2,790,325
Texas, Electric Revenue, Texas Electric Co. Project, Series A,
5.5%**, 5/1/2022                                                            1,750,000        1,894,883
Texas, Municipal Power Agency:
ETM, Zero Coupon, 9/1/2007 (a)                                                542,000          506,450
ETM, Zero Coupon, 9/1/2007 (a)                                              7,843,000        7,306,853
Zero Coupon, 9/1/2014 (a)                                                      35,000           23,839
Zero Coupon, 9/1/2014 (a)                                                   1,765,000        1,191,110
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (a)                          3,710,000        4,134,572
Texas, Water & Sewer Revenue, State Revenue Revolving Funds
Project:
Series A, 5.625%, 7/15/2013                                                 2,290,000        2,550,671
Series A, 5.75%, 7/15/2013                                                  3,000,000        3,334,710
Series B, 5.75%, 7/15/2014                                                  3,555,000        3,951,631
Travis County, TX, Hospital & Healthcare Revenue, Ascension
Health Credit:
Series A, 5.75%, 11/15/2007 (a)                                             2,000,000        2,149,800
Series A, 5.75%, 11/15/2010 (a)                                             1,000,000        1,111,880
Series A, 6.25%, 11/15/2013 (a)                                             5,000,000        5,743,000
Waxahachie, TX, Independent School District, ETM, Zero Coupon,
8/15/2009                                                                     150,000          130,238
Waxahachie, TX, School District General Obligation, Independent
School District, Zero Coupon, 8/15/2009                                       250,000          216,112
                                                                                           -----------
                                                                                           100,863,827

Utah 1.7%
Intermountain Power Agency, UT, Power Supply Revenue, Series A,
ETM, 6.15%, 7/1/2014 (a)                                                      800,000          850,528
Provo City, UT, Housing Authority, Multi-Family Housing, Lookout
Pointe Apartments, 6.0%, 7/20/2008                                            200,000          204,130
Salt Lake & Sandy, UT, Metropolitan Water District, Water
Revenue:
5.0%, 7/1/2016 (a)                                                          2,020,000        2,194,932
5.0%, 7/1/2017 (a)                                                          2,455,000        2,655,623
Utah, Electric Revenue, Intermountain Power Agency:
Series B, ETM, 6.25%, 7/1/2006 (a)                                          5,060,000        5,310,318
Series B, 6.25%, 7/1/2006 (a)                                               2,940,000        3,081,061
Utah, Housing Finance Agency, Single Family Mortgage,
Series F-1, Class I, 5.5%, 7/1/2016                                            80,000           80,091
Utah, Housing Finance Agency, Sub-Single Family Mortgage,
Series F-1, 5.85%, 7/1/2007 (a)                                                20,000           20,015
                                                                                           -----------
                                                                                            14,396,698

Vermont 0.1%
Vermont, Education & Health Building Finance Authority, Norwich
University Project:
5.0%, 7/1/2006                                                                275,000          281,913
5.0%, 7/1/2007                                                                310,000          321,910
5.75%, 7/1/2013                                                               525,000          556,684
                                                                                           -----------
                                                                                             1,160,507

Virgin Islands 0.3%
Virgin Islands, Electric Revenue, Water and Power Authority,
5.25%, 7/1/2009                                                             2,000,000        2,116,460
                                                                                           -----------
Virginia 0.4%
Loudoun County, VA, Industrial Development Authority Revenue,
Howard Hughes Medical, Series C, 1.75%*, 2/15/2038                            100,000          100,000
Newport News, VA, Industrial Development Authority, Mennowood
Communities, Series A, 7.25%, 8/1/2016                                        815,000          869,214
Richmond, VA, Metro Expressway Authority, ETM, 7.0%,
10/15/2013 (a)                                                              1,885,000        2,174,649
Suffolk, VA, Redevelopment & Housing Authority, Multi-Family
Housing Revenue, Brooke Ridge LLC, 5.25%, 10/1/2018 (a)                       155,000          161,201
                                                                                           -----------
                                                                                             3,305,064

Washington 2.5%
Douglas County, WA, School District General Obligation, School
District No.206, Eastmont, 5.75%, 12/1/2013 (a)                             2,000,000        2,265,480
Grays Harbor County, WA, Public Utility District Number 1,
Electric Revenue, ETM, 5.375%, 1/1/2006                                        45,000           45,893
King and Snohomish Counties, WA, County General Obligation,
5.75%, 12/1/2015 (a)                                                        8,000,000        9,114,240
King County, WA, School District No. 411, Issaquah Refunding,
Series A, 5.25%, 12/1/2016 (a)                                              3,950,000        4,363,921
Quinault Indian Nation, WA, Entertainment Revenue, Quinault
Beach, Series A, 5.8%, 12/1/2015 (a)                                          300,000          319,182
Washington, Electric Revenue, Public Power Supply System,
Nuclear Project No. 2:
Series A, 5.8%, 7/1/2007                                                    2,120,000        2,263,842
Series A, 6.3%, 7/1/2012                                                    1,000,000        1,172,420
Washington, Health Care, Nursing Home Revenue, Grays Harbor
Community Hospital, 5.85%, 7/1/2012 (a)                                       905,000          998,966
                                                                                           -----------
                                                                                            20,543,944

West Virginia 0.5%
Beckley, WV, Nursing Facility, Berkley Healthcare Corp. Project:
5.55%, 9/1/2008, Fleet Bank (b)                                               190,000          196,523
5.7%, 9/1/2009, Fleet Bank (b)                                                150,000          154,248
Harrison County, WV, Collateralized Mortgage Obligation,
Series B, Zero Coupon, 10/20/2010 (a)                                       1,425,473          926,016
West Virginia, Transportation/Tolls Revenue, 5.25%,
5/15/2015 (a)                                                               2,940,000        3,297,915
                                                                                           -----------
                                                                                             4,574,702

Wisconsin 3.2%
Oshkosh, WI, Hospital Facility, Mercy Medical Center,
Prerefunded, 7.375%, 7/1/2009                                                  80,000           83,922
Shell Lake, WI, Nursing Home Revenue, Terraceview Living,
5.3%, 9/20/2018                                                             1,085,000        1,091,250
Whitewater, WI, Waterworks System Mortgage, Prerefunded,
7.5%, 7/1/2016                                                                185,000          196,601
Wisconsin, General Obligation, 5.25%, 5/1/2015 (a)                          2,175,000        2,415,838
Wisconsin, Health & Educational Facilities, Revenue Authority,
6.0%, 5/15/2016 (a)                                                         1,000,000        1,048,000
Wisconsin, Health & Educational Facilities, Sister Sorrowful
Mothers, Series A, 5.3%, 8/15/2009 (a)                                        890,000          942,368
Wisconsin, Health & Educational Facilities, Viterbo College Inc.
Project, Series A:
5.75%, 2/1/2012, U.S. Bank Trust NA (b)                                       390,000          401,462
6.0%, 2/1/2017, U.S. Bank Trust NA (b)                                        405,000          416,105
Wisconsin, Hospital & Healthcare Revenue, Mercy Health
System Corp.:
6.0%, 8/15/2005,   (a)                                                      1,400,000        1,423,842
6.125%, 8/15/2006 (a)                                                       1,480,000        1,553,349
6.25%, 8/15/2007 (a)                                                        1,000,000        1,080,480
Wisconsin, Housing & Economic Development Authority, Home
Ownership Revenue, Series C, 6.25%, 9/1/2017                                1,315,000        1,322,982
Wisconsin, Housing & Economic Development Authority, Housing
Revenue, 5.8%, 11/1/2013 (a)                                                1,580,000        1,598,028
Wisconsin, State General Obligation:
Series C, 5.25%, 5/1/2016 (a)                                               7,705,000        8,542,302
Series D, Prerefunded, 5.75%, 5/1/2015                                      4,000,000        4,554,960
                                                                                           -----------
                                                                                            26,671,489


                                                                                 % of
                                                                             Net Assets       Value ($)

Total Investment Portfolio  (Cost $787,657,742)                                  99.8      832,810,164
Other Assets and Liabilities, Net                                                 0.2        1,522,718
                                                                                           -----------
Net Assets                                                                      100.0      834,332,882
                                                                                           ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of February 28, 2005.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2005.

(a) Bond is insured by one of these companies:

                                                             As a % of Total
Insurance Coverage                                        Investment Portfolio
-----------------------------------------------------------------------------
ACA           American Capital Access                              1.1
-----------------------------------------------------------------------------
AMBAC         AMBAC Assurance Corp.                                12.8
-----------------------------------------------------------------------------
CONNIE LEE    College Construction Loan Insurance Association      0.1
-----------------------------------------------------------------------------
FGIC          Financial Guaranty Insurance Company                 11.1
-----------------------------------------------------------------------------
FSA           Financial Security Assurance                         11.5
-----------------------------------------------------------------------------
MBIA          Municipal Bond Investors Assurance                   16.8
-----------------------------------------------------------------------------
RADIAN        RADIAN Asset Assurance Incorporated                  1.1
-----------------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.

(c) When-issued security.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Intermediate Tax / AMT Free Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Intermediate Tax / AMT Free Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005